Acquisitions (Tables)	12 Months Ended
Mar. 31, 2014
Acquisitions
Schedule of future amortization of liability	The future amortization of this liability is shown below (in thousands):
Year Ending March 31,
2015	$6,500
2016	3,260
2017	300

Schedule of pro forma earnings per unit based on the common and subordinated units outstanding

	Year Ended March 31,
	2014	2013
	(in thousands, except per unit amounts)
Revenues	$9,800,398	$5,697,988
Net income (loss)	798	(72,171)
Net loss attributable to limited partners	(14,446)	(75,251)
Basic and diluted loss per common unit	(0.18)	(0.95)
Basic and diluted loss per subordinated unit	(0.18)	(0.95)

Gavilon Energy
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$349,529
Accounts receivable - affiliates	2,564
Inventories	107,430
Prepaid expenses and other current assets	68,322
Property, plant and equipment:
Crude oil tanks and related equipment (3—40 years)	77,429
Vehicles (3 years)	791
Information technology equipment (3—7 years)	4,046
Buildings and leasehold improvements (3—40 years)	7,716
Land	6,427
Linefill and tank bottoms	15,230
Other (7 years)	170
Construction in process	7,190
Goodwill	359,169
Intangible assets:
Customer relationships (10—20 years)	101,600
Lease agreements (1—5 years)	8,700
Investments in unconsolidated entities	178,000
Other noncurrent assets	9,918
Accounts payable - trade	(342,792)
Accounts payable - affiliates	(2,585)
Accrued expenses and other payables	(70,999)
Advance payments received from customers	(10,667)
Other noncurrent liabilities	(44,740)
Fair value of net assets acquired	$832,448

Oilfield Water Lines LP
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$7,268
Inventories	154
Prepaid expenses and other current assets	402
Property, plant and equipment:
Land	710
Water treatment facilities and equipment (3—30 years)	23,173
Vehicles (5—10 years)	8,157
Buildings and leasehold improvements (7—30 years)	2,198
Other (3—5 years)	53
Intangible assets:
Customer relationships (10 years)	110,000
Non-compete agreements (2.5 years)	2,000
Goodwill	89,699
Accounts payable - trade	(6,469)
Accrued expenses and other payables	(992)
Other noncurrent liabilities	(64)
Fair value of net assets acquired	$236,289

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$167,732
Value of common units issued	68,557
Total consideration paid	$236,289

Other Water Solutions
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$2,391
Inventories	390
Prepaid expenses and other current assets	61
Property, plant and equipment:
Land	419
Vehicles (5—10 years)	90
Water treatment facilities and equipment (3—30 years)	24,933
Buildings and leasehold improvements (7—30 years)	3,036
Other (3—5 years)	13
Intangible assets:
Customer relationships (8—10 years)	72,000
Trade names (indefinite life)	3,325
Non-compete agreements (3 years)	260
Water facility development agreement (5 years)	14,000
Water facility option agreement	2,500
Goodwill	63,031
Accounts payable - trade	(382)
Accrued expenses and other payables	(300)
Other noncurrent liabilities	(114)
Fair value of net assets acquired	$185,653

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$178,867
Value of common units issued	6,786
Total consideration paid	$185,653

Crude Oil Logistics
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$1,235
Inventories	1,021
Prepaid expenses and other current assets	54
Property, plant and equipment:
Vehicles (5—10 years)	2,977
Buildings and leasehold improvements (5—30 years)	280
Crude oil tanks and related equipment (2—30 years)	3,462
Barges and towboats (20 years)	20,065
Other (3—5 years)	53
Intangible assets:
Customer relationships (3 years)	6,300
Non-compete agreements (3 years)	35
Trade names (indefinite life)	530
Goodwill	37,867
Accounts payable - trade	(665)
Accrued expenses and other payables	(124)
Fair value of net assets acquired	$73,090

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$67,842
Value of common units issued	5,248
Total consideration paid	$73,090

High Sierra
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The fair values of the assets acquired and liabilities assumed in our acquisition of High Sierra are summarized below (in thousands):

Accounts receivable - trade	$395,311
Accounts receivable - affiliates	7,724
Inventories	43,575
Derivative assets	10,646
Forward purchase and sale contracts	34,717
Prepaid expenses and other current assets	11,131
Property, plant and equipment:
Land	5,723
Vehicles (5—10 years)	22,507
Water treatment facilities and equipment (3—30 years)	64,057
Crude oil tanks and related equipment (2—15 years)	17,851
Buildings and leasehold improvements (5—30 years)	19,145
Information technology equipment (3 years)	5,541
Other (2—30 years)	11,010
Construction in progress	9,621
Intangible assets:
Customer relationships (5—17 years)	245,000
Lease contracts (1—10 years)	12,400
Trade names (indefinite)	13,000
Goodwill	220,884
Accounts payable - trade	(417,369)
Accounts payable - affiliates	(9,014)
Advance payments received from customers	(1,237)
Accrued expenses and other payables	(35,611)
Derivative liabilities	(5,726)
Forward purchase and sale contracts	(18,680)
Long-term debt	(2,537)
Other noncurrent liabilities	(3,224)
Noncontrolling interest in consolidated subsidiary	(2,400)
Consideration paid, net of cash acquired	$654,045

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$239,251
Value of common units issued, net of issurance costs	414,794
Total consideration paid	$654,045

Pecos
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$73,609	$73,704	$(95)
Inventories	1,903	1,903	—
Prepaid expenses and other current assets	1,426	1,426	—
Property, plant and equipment:
Vehicles (5—10 years)	22,097	19,193	2,904
Buildings and leasehold improvements (5—30 years)	1,339	1,248	91
Crude oil tanks and related equipment (2—15 years)	1,099	913	186
Land	223	224	(1)
Other (3—5 years)	36	177	(141)
Intangible assets:
Customer relationships	—	8,000	(8,000)
Trade names (indefinite life)	900	1,000	(100)
Goodwill	91,747	86,661	5,086
Accounts payable - trade	(50,795)	(50,808)	13
Accrued expenses and other payables	(963)	(1,020)	57
Long-term debt	(10,234)	(10,234)	—
Fair value of net assets acquired	$132,387	$132,387	$—

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$87,444
Value of common units issued	44,943
Total consideration paid	$132,387

Third Coast
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$2,195	$2,248	$(53)
Inventories	140	140	—
Property, plant and equipment:
Barges and towboats (20 years)	17,711	12,883	4,828
Other	—	30	(30)
Intangible assets:
Customer relationships (3 years)	3,000	4,000	(1,000)
Trade names (indefinite life)	850	500	350
Goodwill	18,847	22,551	(3,704)
Other noncurrent assets	2,733	2,733	—
Accounts payable - trade	(2,429)	(2,048)	(381)
Accrued expenses and other payables	(164)	(154)	(10)
Fair value of net assets acquired	$42,883	$42,883	$—

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$35,000
Value of common units issued	7,883
Total consideration paid	$42,883

Other Crude Oil Logistics and Water Solutions
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$2,676	$2,660	$16
Inventories	191	191	—
Prepaid expenses and other current assets	737	738	(1)
Property, plant and equipment:
Land	218	191	27
Vehicles (5—10 years)	853	771	82
Water treatment facilities and equipment (3—30 years)	13,665	13,322	343
Buildings and leasehold improvements (5—30 years)	895	2,233	(1,338)
Crude oil tanks and related equipment (2—15 years)	4,510	1,781	2,729
Other (3—5 years)	27	2	25
Construction in progress	490	693	(203)
Intangible assets:
Customer relationships (5—10 years)	13,125	6,800	6,325
Non-compete agreements (3 years)	164	510	(346)
Trade names (indefinite life)	2,100	500	1,600
Goodwill	34,451	43,822	(9,371)
Accounts payable - trade	(3,374)	(3,374)	—
Accrued expenses and other payables	(1,914)	(2,026)	112
Notes payable	(1,340)	(1,340)	—
Other noncurrent liabilities	(156)	(156)	—
Noncontrolling interest	(2,333)	(2,333)	—
Fair value of net assets acquired	$64,985	$64,985	$—

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash paid, net of cash acquired	$52,552
Value of common units issued	12,433
Total consideration paid	$64,985

Retail Propane Combinations
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The fair values of the assets acquired and liabilities assumed in these six combinations are as follows (in thousands):

Accounts receivable - trade	$8,715
Inventory	5,155
Other current assets	1,228
Property, plant and equipment:
Land	1,945
Retail propane equipment (5—20 years)	28,763
Vehicles (5 years)	11,344
Buildings and leasehold improvements (30 years)	7,052
Other	1,201
Intangible assets:
Customer relationships (10—15 years)	16,890
Trade names (indefinite)	2,924
Non-compete agreements (5 years)	1,387
Goodwill	21,983
Other non-current assets	784
Long-term debt, including current portion	(6,594)
Other assumed liabilities	(12,511)
Fair value of net assets acquired	$90,266

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash consideration paid	$71,392
Value of common units issued	18,874
Total consideration	$90,266

Osterman
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The following table presents the final allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$9,350
Inventories	3,869
Prepaid expenses and other current assets	215
Property, plant and equipment:
Land	2,349
Retail propane equipment (15—20 years)	47,160
Vehicles (5—20 years)	7,699
Buildings and leasehold improvements (30 years)	3,829
Other (3—5 years)	732
Intangible assets:
Customer relationships (20 years)	54,500
Trade names (indefinite life)	8,500
Non-compete agreements (7 years)	700
Goodwill	52,267
Assumed liabilities	(9,654)
Consideration paid, net of cash acquired	$181,516

Schedule of consideration paid

Consideration paid consists of the following (in thousands):

Cash paid at closing, net of cash acquired	$94,873
Fair value of common units issued at closing	81,880
Working capital payment (paid in November 2012)	4,763
Consideration paid, net of cash acquired	$181,516

SemStream
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The following table presents the fair values of the assets acquired and liabilities assumed in the SemStream combination (in thousands):

Inventories	$104,226
Derivative assets	3,578
Assets held for sale	3,000
Prepaid expenses and other current assets	9,833
Property, plant and equipment:
Land	3,470
Natural gas liquids terminal assets (20—30 years)	41,434
Vehicles and railcars (5 years)	470
Other (5 years)	3,326
Investment in capital lease	3,112
Intangible assets:
Customer relationships (8—15 years)	31,950
Lease contracts (1—4 years)	1,008
Goodwill	74,924
Assumed current liabilities	(4,591)
Consideration paid	$275,740

Pacer
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The following table presents the allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$4,389
Inventories	965
Prepaid expenses and other current assets	43
Property, plant and equipment:
Land	1,967
Retail propane equipment (15—20 years)	12,793
Vehicles (5 years)	3,090
Buildings and leasehold improvements (30 years)	409
Other (3—5 years)	59
Intangible assets:
Customer relationships (15 years)	23,560
Trade names (indefinite life)	2,410
Non-compete agreements	1,520
Goodwill	15,782
Assumed liabilities	(4,399)
Consideration paid	$62,588

Schedule of consideration paid	Consideration paid consists of the following (in thousands):
Cash	$32,213
Common units	30,375
Consideration paid	$62,588

North American
Acquisitions
Schedule of the fair value (and useful lives) of the assets acquired and liabilities assumed

The following table presents the allocation of the acquisition costs to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$10,338
Inventories	3,437
Prepaid expenses and other current assets	282
Property, plant and equipment:
Land	2,251
Retail propane equipment (15—20 years)	24,790
Natural gas liquids terminal assets (15—20 years)	1,044
Vehicles (5—15 years)	5,819
Buildings and leasehold improvements (30 years)	2,386
Other (3—5 years)	634
Intangible assets:
Customer relationships (10 years)	12,600
Trade names (10 years)	2,700
Non-compete agreements (3 years)	700
Goodwill	13,978
Assumed liabilities	(11,129)
Consideration paid	$69,830